Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB MUNICIPAL INCOME FUND II
Prospectus Date	rr_ProspectusDate	Mar. 25, 2021
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2021